Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Southeast Operations	Dec. 30, 2012 Southeast Operations	Dec. 31, 2011 Southeast Operations
Property, Plant and Equipment
Land and improvements				$ 896	$ 896	$ 896
Buildings	88,818	88,129	84,510	2,753	2,753	2,753
Machinery and equipment	271,166	264,084	253,933	46,470	46,369	42,564
Office furniture, fixtures and computers				351	351	263
Construction in-progress	9,928	11,176	5,812	3,277	795	0
Property and equipment, gross	525,589	514,434	486,718	53,747	51,164	46,476
Accumulated depreciation	264,280	248,510	220,262	43,286	41,620	38,386
Property and equipment, net	$ 261,309	$ 265,924	$ 266,456	$ 10,461	$ 9,544	$ 8,090